Average Annual Total Returns - Class IS Shares - Federated Hermes Global Small Cap Fund	IS 1 Year	IS Since Inception	IS Inception Date	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions Since Inception	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI World Small Cap Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI World Small Cap Index(reflects no deduction for fees, expenses or taxes) Since Inception		Morningstar World Small/Mid Stock Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar World Small/Mid Stock Funds Average(reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.79%	11.94%	Apr. 24, 2019	12.55%	11.71%	7.57%	9.11%	15.96%	[1]	14.11%	[1]	24.89%	[2]	18.67%	[2]

[1]	The MSCI World Small Cap Index captures small-cap representation across 23 developed markets countries. The index covers approximately 14% of the free-float adjusted market capitalization.
[2]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges..